20. SEGMENT REPORTING - Segment reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Revenues	$ 658,128	$ 333,112	$ 598,094
Cost of Sales	584,633	244,290	490,627
Gross Profit	73,495	88,822	107,467
Selling and marketing	10,262	10,126	8,055
General and administrative	49,927	41,951	27,204
Interest expense	9,597
Other (income) expense, net	13,435	7,101	3,415
Income from operations	17,144	32,356	56,683
Interest income	(406)	(308)	(160)
Depreciation and amortization	3,289	1,902	1,420
Segment Income before taxes	17,550	32,664	39,543
Commercial Vehicles
Segment Revenues	657,627
Cost of Sales	583,273
Gross Profit	74,354
Selling and marketing	10,056
General and administrative	48,763
Interest expense	9,597
Other (income) expense, net	(13,435)
Income from operations	19,373
Interest income	(404)
Depreciation and amortization	2,046
Segment Income before taxes	19,775
Office Leasing
Segment Revenues	501
Cost of Sales	1,360
Gross Profit	(859)
Selling and marketing	206
General and administrative	1,164
Interest expense	0
Other (income) expense, net	0
Income from operations	(2,229)
Interest income	(2)
Depreciation and amortization	1,243
Segment Income before taxes	$ (2,225)